Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Cash and Cash Equivalents

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Cash in bank and on hand	166	269

Total Cash and cash equivalents	166	269